Expense Example - THE GABELLI ABC FUND	Apr. 30, 2026 USD ($)
THE GABELLI ABC FUND CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,247
THE GABELLI ABC FUND Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	$ 1,532